Share-based Compensation - Additional Information (Detail)											12 Months Ended
	Dec. 25, 2019 shares	Sep. 22, 2019 shares	Jun. 14, 2019 shares	Dec. 20, 2018 shares	Nov. 30, 2018 shares	Oct. 01, 2018 shares	Mar. 12, 2018 shares	Aug. 17, 2017 shares	Aug. 17, 2017 shares	May 03, 2017 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 shares	Dec. 31, 2019 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense											$ 12,539,724	¥ 87,299,053	¥ 57,981,487	¥ 64,055,851
Total intrinsic value of options exercised											48,585,467	¥ 338,242,304	¥ 155,850,409	¥ 0
Unrecognized compensation expense relating to unvested share options											$ 24,972,467					¥ 173,853,323
Weighted average period over which unrecognized compensation is expected to be recognized											3 years 4 months 28 days	3 years 4 months 28 days
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options held by trustee of Share Based Payment Trust															13,865,219
2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted											3,142,500	3,142,500	3,636,000		15,299,019
Options expiration period															10 years
2016 Plan [Member] | Independent Non Executive Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted									20,000
Percentage of options to be vested			25.00%
2016 Plan [Member] | Independent Non Executive Directors One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted			60,000
2016 Plan [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted	1,090,000	1,992,500
2016 Plan [Member] | First Anniversary [Member] | Independent Non Executive Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested				25.00%				25.00%
2016 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted				2,608,000		20,000	998,000	200,000		494,904
2016 Plan [Member] | Employee Stock Option [Member] | Independent Non Executive Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted					10,000
2016 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period															3 years
2016 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period															5 years
2016 Plan [Member] | Replacement Awards for 2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted															12,364,319